Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.06%
Aerospace & Defense–1.65%
Lockheed Martin Corp.	8,361	$3,229,771
Raytheon Technologies Corp.	96,421	7,893,023
		11,122,794
Agricultural & Farm Machinery–1.45%
Deere & Co.	29,303	9,783,979
Air Freight & Logistics–2.62%
United Parcel Service, Inc., Class B	109,377	17,668,761
Application Software–1.33%
Manhattan Associates, Inc.(b)	32,160	4,278,245
Synopsys, Inc.(b)	15,323	4,681,330
		8,959,575
Automobile Manufacturers–1.82%
General Motors Co.	188,953	6,063,502
Tesla, Inc.(b)	23,358	6,195,709
		12,259,211
Automotive Retail–2.08%
AutoZone, Inc.(b)	826	1,769,234
O’Reilly Automotive, Inc.(b)	17,404	12,241,104
		14,010,338
Biotechnology–0.82%
Seagen, Inc.(b)	40,365	5,523,143
Commodity Chemicals–0.77%
Valvoline, Inc.(c)	204,551	5,183,322
Communications Equipment–1.42%
Motorola Solutions, Inc.	42,555	9,531,043
Construction Materials–1.42%
Vulcan Materials Co.	60,455	9,534,358
Consumer Finance–1.60%
American Express Co.	80,008	10,793,879
Data Processing & Outsourced Services–1.40%
Fiserv, Inc.(b)	100,405	9,394,896
Distillers & Vintners–1.28%
Constellation Brands, Inc., Class A	37,496	8,612,081
Diversified Banks–2.20%
JPMorgan Chase & Co.	141,533	14,790,198
Electric Utilities–2.86%
FirstEnergy Corp.	337,577	12,490,349
Southern Co. (The)	99,069	6,736,692
		19,227,041
Environmental & Facilities Services–1.22%
Republic Services, Inc.	12,322	1,676,285
Waste Connections, Inc.	48,577	6,564,210
		8,240,495
Shares		Value
Financial Exchanges & Data–0.61%
Intercontinental Exchange, Inc.	45,310	$4,093,758
Food Distributors–0.71%
Sysco Corp.(c)	67,260	4,755,955
General Merchandise Stores–0.73%
Dollar General Corp.(c)	20,596	4,940,157
Health Care Facilities–2.24%
HCA Healthcare, Inc.	42,196	7,755,203
Tenet Healthcare Corp.(b)	142,649	7,357,835
		15,113,038
Health Care Services–1.99%
CVS Health Corp.	140,227	13,373,449
Health Care Supplies–0.16%
Cooper Cos., Inc. (The)	4,082	1,077,240
Homebuilding–0.27%
D.R. Horton, Inc.	27,221	1,833,334
Hotels, Resorts & Cruise Lines–1.30%
Airbnb, Inc., Class A(b)	83,138	8,732,815
Household Products–1.45%
Church & Dwight Co., Inc.	29,414	2,101,336
Procter & Gamble Co. (The)	60,787	7,674,359
		9,775,695
Industrial Conglomerates–0.89%
Honeywell International, Inc.	35,966	6,005,243
Industrial Machinery–1.23%
Otis Worldwide Corp.	129,501	8,262,164
Industrial REITs–2.64%
Prologis, Inc.	175,050	17,785,080
Integrated Oil & Gas–2.46%
Exxon Mobil Corp.	190,038	16,592,218
Integrated Telecommunication Services–1.22%
Verizon Communications, Inc.	216,549	8,222,366
Interactive Home Entertainment–1.22%
Electronic Arts, Inc.	70,856	8,198,748
Interactive Media & Services–4.49%
Alphabet, Inc., Class A(b)	202,435	19,362,908
Meta Platforms, Inc., Class A(b)	80,295	10,894,425
		30,257,333
Internet & Direct Marketing Retail–2.81%
Amazon.com, Inc.(b)	167,390	18,915,070
Internet Services & Infrastructure–0.24%
MongoDB, Inc.(b)	8,182	1,624,618
Investment Banking & Brokerage–0.82%
Charles Schwab Corp. (The)	76,606	5,505,673

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Shares		Value
IT Consulting & Other Services–0.63%
Amdocs Ltd.	53,716	$4,267,736
Managed Health Care–3.48%
UnitedHealth Group, Inc.	46,379	23,423,250
Movies & Entertainment–1.91%
Netflix, Inc.(b)	54,689	12,875,978
Oil & Gas Exploration & Production–1.02%
APA Corp.	201,148	6,877,250
Oil & Gas Storage & Transportation–1.76%
Cheniere Energy, Inc.	51,834	8,599,779
Magellan Midstream Partners L.P.	68,908	3,273,819
		11,873,598
Other Diversified Financial Services–1.98%
Equitable Holdings, Inc.	506,770	13,353,389
Personal Products–0.18%
Coty, Inc., Class A(b)	187,379	1,184,235
Pharmaceuticals–6.84%
AstraZeneca PLC, ADR (United Kingdom)	202,336	11,096,106
Bayer AG (Germany)	98,545	4,547,647
Bristol-Myers Squibb Co.(c)	114,140	8,114,213
Eli Lilly and Co.	68,845	22,261,031
		46,018,997
Property & Casualty Insurance–1.62%
Allstate Corp. (The)	87,339	10,876,326
Railroads–1.08%
Union Pacific Corp.	37,423	7,290,749
Regional Banks–1.23%
First Citizens BancShares, Inc., Class A	10,402	8,294,867
Semiconductor Equipment–1.08%
Applied Materials, Inc.	88,659	7,263,832
Semiconductors–2.66%
Advanced Micro Devices, Inc.(b)	141,058	8,937,435
QUALCOMM, Inc.	79,313	8,960,783
		17,898,218
Soft Drinks–2.74%
Coca-Cola Co. (The)	192,642	10,791,805
Shares		Value
Soft Drinks–(continued)
PepsiCo, Inc.	46,708	$7,625,548
		18,417,353
Systems Software–10.01%
Crowdstrike Holdings, Inc., Class A(b)(c)	13,851	2,282,783
Microsoft Corp.	205,576	47,878,650
ServiceNow, Inc.(b)	13,909	5,252,178
VMware, Inc., Class A	112,327	11,958,333
		67,371,944
Technology Hardware, Storage & Peripherals–6.03%
Apple, Inc.	293,797	40,602,745
Thrifts & Mortgage Finance–0.39%
Rocket Cos., Inc., Class A	411,366	2,599,833
Total Common Stocks & Other Equity Interests (Cost $576,812,143)		660,189,368
Money Market Funds–2.03%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	4,782,476	4,782,476
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	3,394,784	3,395,463
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	5,465,686	5,465,687
Total Money Market Funds (Cost $13,643,417)		13,643,626
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $590,455,560)		673,832,994
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.59%
Invesco Private Government Fund, 3.01%(d)(e)(f)	4,885,217	4,885,217
Invesco Private Prime Fund, 3.11%(d)(e)(f)	12,563,863	12,563,863
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,449,080)		17,449,080
TOTAL INVESTMENTS IN SECURITIES–102.68% (Cost $607,904,640)		691,282,074
OTHER ASSETS LESS LIABILITIES—(2.68)%		(18,072,265)
NET ASSETS–100.00%		$673,209,809
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2	$89,538,185	$(84,755,711)	$-	$-	$4,782,476	$15,719
Invesco Liquid Assets Portfolio, Institutional Class	-	63,955,846	(60,561,219)	208	628	3,395,463	12,376
Invesco Treasury Portfolio, Institutional Class	2	102,329,354	(96,863,669)	-	-	5,465,687	20,012
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	931,933	110,486,326	(106,533,042)	-	-	4,885,217	46,175*
Invesco Private Prime Fund	2,174,510	266,544,700	(256,157,819)	-	2,472	12,563,863	125,337*
Total	$3,106,447	$632,854,411	$(604,871,460)	$208	$3,100	$31,092,706	$219,619

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$655,641,721	$4,547,647	$—	$660,189,368
Money Market Funds	13,643,626	17,449,080	—	31,092,706
Total Investments	$669,285,347	$21,996,727	$—	$691,282,074
Invesco V.I. Main Street Fund®